Supplementary Quarterly Financial Data Schedule (Details) (USD $)	3 Months Ended																6 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information [Line Items]
Revenue	$ 214,722,000		$ 211,866,000		$ 223,806,000		$ 227,972,000		$ 244,824,000		$ 238,468,000		$ 232,132,000		$ 230,281,000			$ 878,365,000		$ 945,706,000		$ 895,114,000
Operating income	59,758,000		57,758,000		66,028,000		68,199,000		83,192,000	[1]	90,033,000	[1]	69,020,000	[1]	70,347,000	[1]		251,743,000		312,593,000		257,455,000
Net income including noncontrolling interest in subsidiaries	42,176,000	[2]	37,629,000	[2]	41,861,000	[2]	44,688,000	[2]	51,956,000	[1],[2]	58,193,000	[1],[2]	43,073,000	[1],[2]	44,407,000	[1],[2]		166,355,000		197,628,000		155,083,000
Amounts attributable to Federated Investors, Inc.
Net income	41,071,000	[2]	37,704,000	[2]	40,408,000	[2]	42,994,000	[2]	49,581,000	[1],[2]	55,773,000	[1],[2]	40,410,000	[1],[2]	42,325,000	[1],[2]		162,177,000		188,088,000		150,906,000
Earnings Per Share, Basic and Diluted	$ 0.39	[2]	$ 0.36	[2]	$ 0.39	[2]	$ 0.41	[2]	$ 0.44	[1],[2],[3]	$ 0.54	[1],[2],[3]	$ 0.39	[1],[2],[3]	$ 0.41	[1],[2],[3]		$ 1.55	[4]	$ 1.79	[4]	$ 1.45	[4]
Cash dividends per share	$ 0.25		$ 0.25		$ 0.24		$ 0.24		$ 1.75	[3]	$ 0.24	[3]	$ 0.24	[3]	$ 0.24	[3]		$ 0.98		$ 2.47		$ 0.96
Stock price per share
High	$ 28.98	[5]	$ 30.87	[5]	$ 29.08	[5]	$ 25.32	[5]	$ 23.48	[5]	$ 22.31	[5]	$ 23.23	[5]	$ 23.89	[5]
Low	$ 25.50	[5]	$ 26.71	[5]	$ 21.92	[5]	$ 20.68	[5]	$ 18.28	[5]	$ 19.32	[5]	$ 18.54	[5]	$ 15.45	[5]
Impact of Minimum Yield Waivers
Revenue	(104,661,000)		(105,081,000)		(91,946,000)		(87,342,000)		(70,748,000)		(69,495,000)		(70,254,000)		(80,468,000)			(389,000,000)		(291,000,000)		(320,700,000)
Less: Reduction in Distribution expense	73,338,000		72,140,000		66,938,000		64,751,000		54,918,000		52,934,000		53,080,000		57,547,000			277,100,000		218,500,000		232,300,000
Operating income	(31,323,000)		(32,941,000)		(25,008,000)		(22,591,000)		(15,830,000)		(16,561,000)		(17,174,000)		(22,921,000)			(111,900,000)		(72,500,000)		(88,400,000)
Less: Reduction in Noncontrolling interest	2,024,000		2,665,000		1,267,000		844,000		331,000		298,000		(5,000)		618,000			6,800,000		1,300,000		6,500,000
Pre-tax impact	(29,299,000)		(30,276,000)		(23,741,000)		(21,747,000)		(15,499,000)		(16,263,000)		(17,179,000)		(22,303,000)			(105,100,000)		(71,200,000)		(81,900,000)
Equity Method Investment Impairment	600,000		3,100,000						3,000,000
Insurance Recoveries									$ 3,000,000		$ 17,300,000						$ 20,200,000
Negative Impact to Diluted Earnings Per Share From Special Dividend									$ 0.04
Special Cash Dividend [Member]
Amounts attributable to Federated Investors, Inc.
Cash dividends per share									$ 1.51
Quarterly Cash Dividend [Member]
Amounts attributable to Federated Investors, Inc.
Cash dividends per share									$ 0.24

[1]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (9) for additional information.
[2]	Federated recorded impairment charges of $3.1 million and $0.6 million related to an equity-method investment in the third and fourth quarters of 2013, respectively, as well as an impairment charge of $3.0 million in the fourth quarter of 2012. See Note (5) for additional information.
[3]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 basic and diluted earnings per share by $0.04 per share.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	Federated’s Class B common stock is traded on the New York Stock Exchange under the symbol FII.